Construction Backlog (Details) - Schedule of Remaining Unsatisfied Performance Obligation on Contracts - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Construction Backlog (Details) - Schedule of Remaining Unsatisfied Performance Obligation on Contracts [Line Items]
Total Backlog	$ 4,000,771	$ 6,810,762
Within One Year [Member]
Construction Backlog (Details) - Schedule of Remaining Unsatisfied Performance Obligation on Contracts [Line Items]
Total Backlog	$ 4,000,771	$ 6,810,762